Description of Business and Summary of Significant Accounting Policies And Going Concern (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Description of Business and Summary of Significant Accounting Policies And Going Concern
Schedule of Disaggregation of Revenue

	For the three months ended
	March 31,
	2023	2022
Professional services (over time)	$383,633	$2,758,544
License fees (over time)	75,000	62,500
Total Revenue	$458,633	$2,821,044

	For the years ended
	December, 31
	2022	2021
Professional services (over time)	$4,415,512	$3,477,896
Termination expense reimbursement (point in time)	719,565	—
License fees (over time)	250,000	200,000
Total net revenue	$5,385,077	$3,677,896